Convertible Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable	Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Term loan	$—	$5,150
Revolving credit line	3,000	—
Property and equipment loan	—	833
Equipment loan	5,089	2,081
Deferred financing costs	(19)	(61)
Total	$8,070	$8,003
Debt – current portion	5,114	3,687
Long-term debt – less current portion	$2,956	$4,316
The Company’s banking arrangements include three facilities and a revolving credit line with its primary bank (noted below). These loans contain customary representations and warranties, reporting covenants, events of default, and termination provisions. The affirmative covenants include, among other things, that the Company furnish monthly consolidated financial statements, a yearly budget, timely files taxes, maintains good standing and government compliance, maintains liability and other insurance, and furnishes audited consolidated financial statements no later than the date of delivery to the Board of Directors.
The Company amortizes deferred financing costs over the life of the borrowing. As of December 31, 2021 and 2020, the remaining unamortized balance of deferred financing costs was less than $0.1 million for both periods, respectively and was included in Debt — current portion on the balance sheets.
Term Loan — On April 18, 2019, the Company executed a loan facility for $5.2 million with a variable interest rate of Prime plus 0.25% and a term of four years. On April 7, 2020, the Company executed a deferral of principal payments. On December 17, 2020, the Company executed the second amended and restated loan and security agreement to extend the payment terms with a term of two years. As of December 31, 2020, the outstanding term loan balance was $5.2 million. There were zero principal payments paid during the year ended December 31, 2020.
In May 2021, the Company executed the third amended and restated loan and security agreement and a mezzanine loan and security agreement with its primary lender and another financing institution for a total of $53.5 million of debt facilities. These were comprised of a $35.0 million term loan, a $10.0 million revolving credit line (see below) and an $8.5 million secured equipment loan facility (see below). Prior to May 2021, $0.9 million in principal payments were paid against the outstanding term loan balance under the second amended and restated loan and security agreement.
The term loan had a variable interest rate of the greater of 9.00% or Prime plus 5.75% and a term of thirty months. The loan included a deferral of principal payments for the first five months. The refinancing was accounted for as a debt extinguishment under ASC Topic 470, Debt. The outstanding balance in May 2021 was $4.3 million and fully repaid using proceeds from the mezzanine loan and security agreement. The remaining deferred loan fees of $0.1 million were written off to interest expense.
In May 2021, the Company borrowed $15.0 million from the term loan facility, and an additional $5.0 million in July 2021. On October 29, 2021, we repaid the $20.7 million outstanding balance, interest and fees of the term loan in full using proceeds from the Merger. The Company wrote off $0.6 million deferred loans fees with the repayment of the term loan.
The term loan’s effective interest rate was 3.2% and 4.0% for the years ended December 31, 2021 and 2020, respectively.
Revolving Credit Line — In May 2021, the Company executed the third amended and restated loan and security agreement and a mezzanine loan and security agreement (see further discussion above). In August 2021, the Company drew $3.0 million on the $10.0 million revolving credit facility, with a variable interest rate of the greater of 5.75% or Prime plus 2.50% and a term of 10 months. The Company has $7.0 million of the revolving credit line undrawn as December 31, 2021. The effective interest rate was 4.7% for the year ended December 31, 2021. The deferred loan fees were less than $0.1 million as of December 31, 2021.
Property and Equipment Loan — On July 2, 2018, the Company executed a loan facility for $2.0 million. On September 26, 2018, $2.0 million was drawn down with a variable interest rate of Prime plus 1% and a term of three years. This facility was refinanced on December 17, 2020 with a new loan facility for $0.9 million with a variable interest rate of Prime plus 1% and a term of three years. As of December 31, 2020, the outstanding property and equipment loan was $0.8 million.
The outstanding balance as of May 2021 was fully repaid using proceeds from the mezzanine loan and security agreement. The deferred loan fees of less than $0.1 million were written off to interest expense. For the year ended December 31, 2021, principal payments of $0.8 million were paid against the Property and Equipment Loan.
The effective interest rates were 1.5% and 4.9% for the years ended December 31, 2021 and 2020, respectively.
Equipment Loan — The equipment loan outstanding balance is comprised of two different equipment loan facilities.
Equipment Loan First Facility: On December 17, 2020, the Company executed the second amended and restated loan and security agreement which included an equipment loan facility for up to $8.5 million secured by the equipment leased to customers. As of December 31, 2020, the equipment loan outstanding balance was $0.8 million. The facility had a variable interest rate of the greater of Prime rate or 3.25%. The effective interest rate was 2.7% for the year ended December 31, 2021.
During the year ended December 31, 2021, the Company executed seven additional advances on the first facility for $5.6 million secured by equipment leased to customers. For the year ended December 31, 2021, $0.8 million in principal payments were paid. As of December 31, 2021, the outstanding balance for the first facility was $5.1 million. The Company has $3.4 million of the secured equipment loan facility undrawn as of December 31, 2021. As of December 31, 2021, the deferred loans fees with the debt issuance was less than $0.1 million.
Equipment Loan Second Facility: The equipment loan on the second facility was entered into in June 2020 with another third-party financing institution. The second facility was for $1.6 million with a fixed interest rate of 6.0%. All facilities had terms of three years. The effective interest rate was 5.9% and 8.0% for the years ended December 31, 2021 and 2020, respectively.
There was $0.3 million in principal payments paid during the year ended December 31, 2020. As of December 31, 2020, the outstanding balance on the second facility was $1.3 million.
In August 2021, the Company paid in full the outstanding balance on the second facility and sold the units to the lease customer when the customer exercised their purchase options. For the year ended December 31, 2021, principal payments of $1.3 million were paid against the outstanding balance on the second facility. As of December 31, 2021, there was no outstanding balance on the second facility. The deferred loan fees of less than $0.1 million were written off to interest expense with the repayment.
The future minimum aggregate payments for the above borrowings are as follows as of December 31, 2021:

(In thousands)
2022	$5,114
2023	2,133
2024	823
$8,070
Convertible Notes Payable
Convertible Note Issued in 2019
On November 15, 2019, the Company issued a convertible note at a principal amount of $1.5 million with a maturity date of November 15, 2024. Interest accrued on the convertible note at 2.00% per annum. There was no purchase discount offered to the note holder.
Upon the occurrence of (1) default in any payment on the convertible note when due, (2) the Company entering into bankruptcy, (3) any case, proceeding or other commenced against the Company, (4) materially breaches by the Company on any representation, warranty, covenant, or other obligation to the holder of the convertible note, and (5) certain distribution agreement expires or terminated, the outstanding principal amount of the convertible note and accrued but unpaid interest may be accelerated. The Company shall not prepay the convertible note without the consent of the holder. Upon the occurrence of the next financing of the Company’s preferred stock, the principal amount of the note and accrued but unpaid interest shall automatically be converted into the shares of the preferred stock issued in such financing at the lowest selling price of such round of financing.
As of December 31, 2019, the carrying amount of the convertible note was $1.5 million and the effective interest rate (which equals the coupon interest rate) was 2.00% per annum.
Convertible Note Issued in 2020
On April 17, 2020, concurrent with the Series D redeemable convertible preferred stock issuance, the Company issued another convertible note at a principal amount of $5.5 million with a maturity date of April 17, 2035. Interest accrued on the convertible note at 1.44% per annum. On the same day as the issuance, $1.1 million of principal amount of the convertible note was immediately converted into 2,895,934 shares of Series D redeemable convertible preferred stock. Subsequently, concurrent with the Series D redeemable convertible preferred stock issuance on June 11, 2020, the remaining principal amount of the convertible note and accrued interest of $4.4 million were converted into 11,636,645 shares of Series D redeemable convertible preferred stock.
Convertible Note Issued in 2021
On January 4, 2021, concurrent with the Legacy Velo3D Series D redeemable convertible preferred stock issuance, the Company issued a convertible note at a principal amount of $5.0 million with a maturity date of January 3, 2023. Interest accrued on the convertible note at 1.28% per annum.
In September 2021, the convertible promissory note agreement was amended to reflect an automatic conversion to Legacy Velo3D Series D redeemable convertible preferred stock upon a change in control. The modification was accounted for as a debt extinguishment per ASC 470-50 Debt and resulted in a $50.6 million fair value adjustment to the $5.0 million convertible promissory note. The convertible note converted automatically in connection with the Merger. There was no convertible notes payable as of December 31, 2021 and 2020.
The note conversion price of $0.74 per share resulted in a conversion into 6,820,022 shares of Legacy Velo3D Series D redeemable convertible preferred stock immediately prior to Closing, which were subsequently converted from Legacy Velo3D Series D redeemable convertible preferred stock into Legacy Velo3D common stock and at the Exchange Ratio of 0.8149 for 5,557,864 shares of Common Stock at the Closing. There was no purchase discount offered to the note holder.